(LOSS) INCOME PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
(LOSS) INCOME PER SHARE
Schedule of computation of basic and fully diluted (loss) income per common share

The following table sets forth the computation of basic and fully diluted (loss) income per share for the three and nine months ended September 30, 2022 and 2021 (in thousands, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net (loss) income	$(1,433)	$91	$(8,618)	$(2,447)
Basic weighted average common stock outstanding	15,220,948	11,838,032	13,686,686	11,528,371
Basic loss per share	$(0.09)	$0.01	$(0.63)	$(0.21)
Net (loss) income	$(1,433)	$91	$(8,618)	$(2,447)
Basic weighted average common shares outstanding	15,220,948	11,838,032	13,686,686	11,528,371
Dilutive effect of stock options and warrants	—	3,886,071	—	—
Dilutive weighted average common stock outstanding	15,220,948	15,724,103	13,686,686	11,528,371
Diluted loss per share	$(0.09)	$0.01	$(0.63)	$(0.21)

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2021 and 2020 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2021	2020
Net loss	$(2,756)	$(15,036)
Basic weighted average common stock outstanding	11,725,422	7,246,625
Basic loss per share	$(0.24)	$(2.07)
Net loss	$(2,756)	$(15,036)
Dilutive weighted average common stock outstanding	11,725,422	7,246,625
Diluted loss per share	$(0.24)	$(2.07)